Condensed Statements of Cash Flows (Parenthetical) - USD ($)						9 Months Ended		12 Months Ended
	Aug. 09, 2017	Mar. 31, 2017	Oct. 19, 2016	May 04, 2016	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchases of fixed assets						$ 204,501	$ 8,637	$ 58,066	$ 64,300	$ 19,546
Issuance of unregistered warrants to purchase shares of common stock	1,434,639	2,160,000		1,163,526
Exercise price of unregistered warrants	$ 1.50	$ 2.50		$ 3.90
Unregistered warrants to purchase common stock, period	5 years	5 years		5 years				5 years
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value	$ 1,500,000	$ 2,800,000		$ 2,000,000				$ 7,700,000
Overallotment issued to underwriter to purchase common stock, period			30 days					45 days
Common shares issuable to underwriters under granted option								400,000
Purchase of common stock by underwriters to cover overallotments, per share			$ 1.0331					$ 3.7500
Overallotment option issued to underwriters under warrants granted								400,000
Common stock, par value			$ 0.0009			$ 0.0001		$ 0.0001	$ 0.0001
Grant date fair values of overallotment options			$ 800,000					$ 1,600,000
Offering costs recorded in prepaid expenses and other current assets reclassified to common stock issuance costs					$ 63,111
Offering fees and costs recorded within common stock issuance costs as an offset to additional paid in capital	$ 176,000	$ 728,000	$ 1,000,000	$ 653,000
Estimated grant date fair value of warrants			$ 0.57
Fixed assets purchased under capital lease obligations						$ 362,729	755,458	975,406	$ 337,085
Financed insurance premium through third party financing						359,622	434,475	547,378	$ 79,896
Cancellation of insurance premiums partial amount received								3,933
Fixed assets with an aggregate net book value						$ 34,491	270,377	270,377
Equipment financings with remaining outstanding balances							$ 239,994	$ 239,994
Overallotment Options [Member]
Common stock, par value								$ 0.0003
Maximum [Member]
Issuance of overallotment options to purchase common stock shares			1,365,000
Purchase of common stock by underwriters to cover overallotments, number of shares			1,365,000
Roth Capital Partners, LLC and Feltl [Member]
Issuance of unregistered warrants to purchase shares of common stock			9,100,000
Roth Capital Partners, LLC and Feltl [Member] | Maximum [Member]
Issuance of overallotment options to purchase common stock shares			1,365,000
Purchase of common stock by underwriters to cover overallotments, number of shares			1,365,000